UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  129 Summit Avenue
          Summit, NJ 07901

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   Summit, NJ        October 27, 2009
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  78 ISSUES

Form 13F Information Table Value Total:  $56,657,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                             TITLE OF                                 SHARES/  SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP        VALUE      PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
-----------------------      --------         ---------   --------    -------  --- ----  ------- ----------  -----  ------  ----


3M Company                     COM            88579Y101   1453        19695    SH        Sole                               19695
AT&T                           COM            00206R102   423         15649    SH        Sole                               15649
Abbott Laboratories            COM            002824100   772         15610    SH        Sole                               15610
Aflac                          COM            001055102   825         19300    SH        Sole                               19300
Agilent Technologies           COM            00846U101   1465        52641    SH        Sole                               52641
Altria Group Inc               COM            02209S103   238         13350    SH        Sole                               13350
Amdocs Limited                 COM            G02602103   1560        58025    SH        Sole                               58025
American Water Works           COM            030420103   354         17750    SH        Sole                               17750
Automatic Data Processing      COM            053015103   523         13300    SH        Sole                               13300
Avon Products                  COM            054303102   423         12450    SH        Sole                               12450
BP PLC ADS                     COM            055622104   434         8150     SH        Sole                               8150
Becton Dickinson               COM            075887109   460         6600     SH        Sole                               6600
Berkshire Hathaway Class B     COM            084670207   203         61       SH        Sole                               61
Brookline Bancorp, Inc.        COM            11373M107   761         78300    SH        Sole                               78300
Chevron                        COM            166764100   337         4785     SH        Sole                               4785
Cisco Systems                  COM            17275R102   1181        50173    SH        Sole                               50173
Coca-Cola Company              COM            191216100   1540        28680    SH        Sole                               28680
Comcast Cl A Special           COM            20030N200   301         18750    SH        Sole                               18750
Costco Wholesale               COM            22160K105   678         12025    SH        Sole                               12025
Danaher                        COM            235851102   324         4806     SH        Sole                               4806
Devon Energy                   COM            25179M103   1564        23222    SH        Sole                               23222
Diamond Offshore Drilling      COM            25271C102   435         4550     SH        Sole                               4550
Diebold Inc.                   COM            253651103   1128        34240    SH        Sole                               34240
Dollar Tree Stores             COM            256746108   1187        24375    SH        Sole                               24375
Dover                          COM            260003108   1139        29385    SH        Sole                               29385
EMC                            COM            268648102   1760        103270   SH        Sole                               103270
Eli Lilly                      COM            532457108   670         20275    SH        Sole                               20275
Emerson Electric               COM            291011104   393         9800     SH        Sole                               9800
Exxon Mobil                    COM            30231G102   207         3016     SH        Sole                               3016
FEDEX                          COM            31428X106   550         7315     SH        Sole                               7315
Fannie Mae                     COM            313586109   15          10000    SH        Sole                               10000
Fluor                          COM            343412102   1032        20300    SH        Sole                               20300
General Electric               COM            369604103   932         56780    SH        Sole                               56780
Goldman Sachs Group            COM            38141G104   521         2825     SH        Sole                               2825
Hanover Insurance Group Inc    COM            410867105   476         11525    SH        Sole                               11525
Hewlett-Packard                COM            428236103   682         14440    SH        Sole                               14440
Home Depot                     COM            437076102   773         29000    SH        Sole                               29000
IBM Corp                       COM            459200101   741         6193     SH        Sole                               6193
Illinois Tool Works            COM            452308109   639         14960    SH        Sole                               14960
Ingersoll-Rand                 COM            G47791101   852         27775    SH        Sole                               27775
J P Morgan Chase               COM            46625H100   536         12230    SH        Sole                               12230
Johnson & Johnson              COM            478160104   1010        16585    SH        Sole                               16585
Kimberly-Clark                 COM            494368103   472         8000     SH        Sole                               8000
Kraft Foods                    COM            50075N104   439         16701    SH        Sole                               16701
Laboratory Corp. of America    COM            50540R409   2131        32429    SH        Sole                               32429
Leggett & Platt                COM            524660107   355         18300    SH        Sole                               18300
Medical Properties Trust Inc   COM            58463J304   710         90875    SH        Sole                               90875
Merck                          COM            589331107   1582        50008    SH        Sole                               50008
Microsoft                      COM            594918104   1446        56230    SH        Sole                               56230
Molex Inc                      COM            608554101   528         25300    SH        Sole                               25300
Nabors Ind Ltd                 COM            G6359F103   772         36950    SH        Sole                               36950
National Oilwell Varco         COM            637071101   293         6800     SH        Sole                               6800
Noble Energy                   COM            655044105   617         9350     SH        Sole                               9350
Optimark Technologies B        COM            68388A106   0           15000    SH        Sole                               15000
PepsiCo                        COM            713448108   669         11400    SH        Sole                               11400
Pfizer                         COM            717081103   864         52200    SH        Sole                               52200
Philip Morris International    COM            718172109   982         20150    SH        Sole                               20150
Praxair                        COM            74005P104   1263        15460    SH        Sole                               15460
Royal Dutch Shell PLC - ADR A  COM            780259206   886         15492    SH        Sole                               15492
Sauer-Danfoss Inc.             COM            804137107   843         109950   SH        Sole                               109950
Schering-Plough                COM            806605101   547         19370    SH        Sole                               19370
Sealed Air Corp                COM            81211K100   304         15500    SH        Sole                               15500
Sonoco Products                COM            835495102   316         11474    SH        Sole                               11474
Target                         COM            87612E106   636         13625    SH        Sole                               13625
Teva Pharmaceutical            COM            881624209   1064        21050    SH        Sole                               21050
Texas Instruments              COM            882508104   1193        50355    SH        Sole                               50355
The Travelers Companies        COM            89417E109   389         7900     SH        Sole                               7900
United Parcel Service          COM            911312106   913         16175    SH        Sole                               16175
United Technologies            COM            913017109   508         8340     SH        Sole                               8340
V.F. Corporation               COM            918204108   369         5095     SH        Sole                               5095
Weatherford Intl               COM            H27013103   1005        48460    SH        Sole                               48460
Williams Companies             COM            969457100   390         21800    SH        Sole                               21800
Willis Group Holdings Limited  COM            G96655108   378         13400    SH        Sole                               13400
Zenith National Insurance      COM            989390109   1180        38175    SH        Sole                               38175
AIM Charter Fund Income        COM            001413103   379         26357.09 SH        Sole                               26357
Davis New York Venture Fund    COM            239080104   336         11498.22 SH        Sole                               11498
First Eagle Global Fund        COM            32008F507   316         7952.632 SH        Sole                               7952.6
Oppenheimer Equity Fund        COM            683808109   85          11197.48 SH        Sole                               11197